Shareholder Report	6 Months Ended
May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000246166 [Member]
Shareholder Report [Line Items]
Fund Name	Sequoia Global Value ETF
Class Name	Sequoia Global Value ETF
Trading Symbol	SFGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Sequoia Global Value ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://sequoia-financial-sfgv.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sequoia-financial-sfgv.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://sequoia-financial-sfgv.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 1,146,887,953
Holdings Count | holding	524
Advisory Fees Paid, Amount	$ 1,318,663
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,146,887,953	Advisory Fees	$1,809,343
# of Portfolio Holdings	524	Fees Waived and/or Expenses Reimbursed	$(490,680)
Portfolio Turnover Rate*	44%	Net Fund Advisory Fees	$1,318,663
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	59.1%
Exchange Traded Funds	40.5%
Investments Purchased with Proceeds from Securities Lending	6.5%
Real Estate Investment Trusts	0.2%
Cash and Cash Equivalents	0.1%
Liabilities in Excess of Other Assets	(6.4)%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Ftse Developed ETF	10.3%
iShares Core MSCI International Developed Markets ETF	10.1%
Vanguard FTSE Emerging Markets ETF	6.0%
Avantis International Small Cap Value ETF	5.1%
Avantis Real Estate ETF	4.9%
Avantis Emerging Markets Value ETF	4.1%
Apple, Inc.	1.9%
Cisco Systems, Inc.	1.2%
Exxon Mobil Corp.	1.2%
QUALCOMM, Inc.	1.2%